Debt - Summary of Long-Term Debt (Details)				6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 U.K. short term borrowing USD ($)	Jun. 30, 2014 U.K. short term borrowing GBP (£)	Dec. 31, 2013 U.K. short term borrowing USD ($)	Dec. 31, 2013 U.K. short term borrowing GBP (£)	Dec. 31, 2012 U.K. short term borrowing USD ($)	Jun. 30, 2014 Term Loan USD ($)	Dec. 31, 2013 Term Loan USD ($)	May 21, 2013 Term Loan USD ($)	Dec. 31, 2012 Term Loan USD ($)	Jun. 30, 2014 ABL Facility USD ($)	Dec. 31, 2013 ABL Facility USD ($)	Dec. 31, 2012 ABL Facility USD ($)	Dec. 31, 2013 Old Term Loan USD ($)	Dec. 31, 2012 Old Term Loan USD ($)	Dec. 31, 2013 Old ABL Facility USD ($)	Dec. 31, 2012 Old ABL Facility USD ($)	Jun. 30, 2014 Note payable - PBGC USD ($)	Dec. 31, 2013 Note payable - PBGC USD ($)	Dec. 31, 2012 Note payable - PBGC USD ($)	Jun. 30, 2014 Capitalized leases USD ($)	Dec. 31, 2013 Capitalized leases USD ($)	Dec. 31, 2012 Capitalized leases USD ($)
Debt Instrument [Line Items]
Interest rates descriptions				Variable	Variable	Variable	Variable		Variable	Variable			Variable	Variable		Variable		Variable					Various Fixed	Various Fixed
Interest rate																				4.50%	4.50%
Maturity date				Annual renewal	Annual renewal	Annual renewal	Annual renewal									May 21, 2013		May 21, 2013
Maturity date									May 21, 2020	May 21, 2020			May 21, 2018	May 21, 2018						Dec. 31, 2015	Dec. 31, 2015
Short-term debt	$ 5,847,000	$ 7,802,000	$ 1,248,000	$ 5,847,000		$ 7,802,000		$ 1,248,000
Maximum borrowing capacity					7,000,000		7,000,000		247,499,000	248,750,000	250,000,000	0
Revolving credit facility													26,584,000	15,635,000	0			0	35,175,000
Loans payable, noncurrent																0	145,000,000
Notes payable																				600,000	900,000	1,200,000
Capital lease obligations																							41,000	171,000	466,000
Total Long-Term Debt				274,724,000		265,456,000		181,841,000
Less: Current Portion				(2,841,000)		(2,972,000)		(10,774,000)
Long-Term Debt				$ 271,883,000		$ 262,484,000		$ 171,067,000